RECLAMATION OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2020
Reclamation Obligations Abstract
Reclamation obligations
	At December 31	At December 31
(in thousands)	2020	2019

Reclamation obligations-by item:
Elliot Lake	$21,523	$17,987
McClean and Midwest Joint Ventures	16,875	14,503
Other	22	22
	$38,420	$32,512

Reclamation obligations-by balance sheet presentation:
Current	$802	$914
Non-current	37,618	31,598
	$38,420	$32,512

Reclamation obligations continuity
(in thousands)	2020	2019

Balance-January 1	$32,512	$30,064
Accretion	1,352	1,361
Expenditures incurred	(826)	(855)
Liability adjustments-income statement (note 20)	3,595	845
Liability adjustments-balance sheet (note 10)	1,787	1,097
Balance-December 31	$38,420	$32,512